2. COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Fiscal Year Ending June 30:	Amount
2019	$7,688
2020	10,250
2021	5,126
Total minimum payments	23,064
Less: amount representing interest	1,686
Present value of minimum lease payments	21,378
Less: current portion	9,111
$12,267

Fiscal Year Ending June 30:	Amount
2019	$10,250
2020	10,250
2021	5,126
Total minimum payments	25,626
Less: amount representing interest	2,063
Present value of minimum lease payments	23,563
Less: current portion	8,962
$14,601